Financial Instruments - Aging of trade receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 321,638	$ 392,865
Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	314,240
Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	7,398
Current (not past due)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	279,555
Current (not past due) | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	274,249
Current (not past due) | Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	5,306
1-30 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	40,911
1-30 days past due | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	39,690
1-30 days past due | Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,221
More than 30 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,172
More than 30 days past due | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	301
More than 30 days past due | Other customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 871